Investment in Securities	12 Months Ended
Mar. 31, 2016
Investment in Securities

9. Investment in Securities

Investment in securities as of March 31, 2015 and 2016 consists of the following:

	Millions of yen
	2015	2016
Trading securities*	¥1,190,131	¥725,821
Available-for-sale securities	1,356,840	1,347,890
Held-to-maturity securities	115,599	114,858
Other securities	183,687	156,223

Total	¥2,846,257	¥2,344,792

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥1,165,347 million and ¥704,313 million as of March 31, 2015 and March 31, 2016, respectively.

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in net gains on investment securities and life insurance related investment income. For further information, see Note 22 “Gains on investment securities and dividends” and Note 23 “Life Insurance Operations.” For fiscal 2014, 2015 and 2016, net unrealized holding gains (losses) on trading securities were losses of ¥3,083 million, gains of ¥137,704 million and losses of ¥84,678 million, respectively.

During fiscal 2014, 2015 and 2016, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥318,697 million, ¥511,868 million and ¥464,232 million, respectively, resulting in gross realized gains of ¥14,517 million, ¥32,206 million and ¥32,593 million, respectively, and gross realized losses of ¥368 million, ¥129 million and ¥467 million, respectively. The cost of the securities sold was based on the average cost of each such security held at the time of the sale.

During fiscal 2014, 2015 and 2016, the Company and its subsidiaries charged losses on securities of ¥7,989 million, ¥8,997 million and ¥4,515 million, respectively, to the accompanying consolidated statements of income for declines in market value of securities where the decline was considered as other than temporary.

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share. The aggregate carrying amount of other securities accounted for under the cost method totaled ¥43,718 million and ¥27,349 million as of March 31, 2015 and 2016, respectively. Investments with an aggregate cost of ¥42,838 million and ¥27,125 million, respectively, were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had a significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

A certain subsidiary that has newly become a consolidated subsidiary of the company during fiscal 2016 elected the fair value option under ASC 825 (“Financial Instruments”) for investments in foreign government bond securities included in available-for-sale securities, which as of March 31, 2016, was fair valued at ¥988 million.

A certain subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) for certain investments in equity securities included in available-for-sale securities, which as of March 31, 2015 and 2016, were fair valued at ¥8,168 million and ¥16,227 million, respectively.

Certain subsidiaries elected the fair value option under ASC 825 (“Financial Instruments”) for certain investments in a trust and investment funds included in other securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2015 and 2016, the fair values of these investments were ¥8,723 million and ¥10,152 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2015 and 2016 are as follows:

March 31, 2015

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥517,500	¥10,127	¥(35)	¥527,592
Japanese prefectural and foreign municipal bond securities	155,943	5,644	(110)	161,477
Corporate debt securities	283,859	3,891	(137)	287,613
Specified bonds issued by SPEs in Japan	7,257	54	(31)	7,280
CMBS and RMBS in the Americas	67,049	3,073	(146)	69,976
Other asset-backed securities and debt securities	147,308	1,286	(624)	147,970
Equity securities	104,096	52,568	(1,732)	154,932

	1,283,012	76,643	(2,815)	1,356,840

Held-to-maturity:
Japanese government bond securities and other	115,599	14,490	(112)	129,977

	¥1,398,611	¥91,133	¥(2,927)	¥1,486,817

March 31, 2016

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥464,854	¥32,501	¥0	¥497,355
Japanese prefectural and foreign municipal bond securities	165,465	4,106	(37)	169,534
Corporate debt securities	403,349	7,443	(13)	410,779
Specified bonds issued by SPEs in Japan	3,422	39	0	3,461
CMBS and RMBS in the Americas	97,692	1,906	(2,412)	97,186
Other asset-backed securities and debt securities	63,079	1,744	(6,593)	58,230
Equity securities	85,452	33,492	(7,599)	111,345

	1,283,313	81,231	(16,654)	1,347,890

Held-to-maturity:
Japanese government bond securities and other	114,858	30,662	0	145,520

	¥1,398,171	¥111,893	¥(16,654)	¥1,493,410

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2015 and 2016, respectively:

March 31, 2015

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥5,407	¥(35)	¥0	¥0	¥5,407	¥(35)
Japanese prefectural and foreign municipal bond securities	44,782	(110)	0	0	44,782	(110)
Corporate debt securities	81,108	(58)	6,363	(79)	87,471	(137)
Specified bonds issued by SPEs in Japan	0	0	1,269	(31)	1,269	(31)
CMBS and RMBS in the Americas	9,754	(31)	506	(115)	10,260	(146)
Other asset-backed securities and debt securities	10,950	(304)	8,127	(320)	19,077	(624)
Equity securities	6,640	(1,723)	585	(9)	7,225	(1,732)

	158,641	(2,261)	16,850	(554)	175,491	(2,815)

Held-to-maturity:
Japanese government bond securities and other	4,889	(112)	0	0	4,889	(112)

	¥163,530	¥(2,373)	¥16,850	¥(554)	¥180,380	¥(2,927)

March 31, 2016

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese prefectural and foreign municipal bond securities	¥14,821	¥(30)	¥554	¥(7)	¥15,375	¥(37)
Corporate debt securities	32,969	(13)	1,802	0	34,771	(13)
CMBS and RMBS in the Americas	55,226	(2,234)	5,002	(178)	60,228	(2,412)
Other asset-backed securities and debt securities	14,220	(1,857)	18,846	(4,736)	33,066	(6,593)
Equity securities	17,040	(7,550)	594	(49)	17,634	(7,599)

	¥134,276	¥(11,684)	¥26,798	¥(4,970)	¥161,074	¥(16,654)

The number of investment securities that were in an unrealized loss position as of March 31, 2015 and 2016 were 197 and 259, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met.

Debt securities with unrealized loss position mainly include CMBS and RMBS in the Americas and other asset-backed securities.

The unrealized loss associated with CMBS and RMBS in the Americas and other asset-backed securities is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis and no credit impairment was identified. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired as of March 31, 2016.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired as of March 31, 2016.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Total other-than-temporary impairment losses	¥7,992	¥9,077	¥4,517
Portion of loss recognized in other comprehensive income (before taxes)	(3)	(80)	(2)

Net impairment losses recognized in earnings	¥7,989	¥8,997	¥4,515

Total other-than-temporary impairment losses for fiscal 2014 mainly related to equity securities and other securities. Total other-than-temporary impairment losses for fiscal 2015 and 2016 related to equity securities, debt securities and other securities.

During fiscal 2014, other-than-temporary impairment losses related to debt securities are recognized mainly on certain mortgage-backed securities. During fiscal 2015 and 2016, other-than-temporary impairment losses related to debt securities are recognized mainly on certain other asset-backed securities. Mortgage-backed securities have experienced credit losses due to a decrease in cash flows attributable to significant default and bankruptcies on the underlying loans. Other asset-backed securities have experienced credit losses due to a decline in value of the underlying assets. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes. The credit loss assessment is made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed securities, that were estimated based on a number of assumptions such as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings according to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”) for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Beginning	¥7,809	¥1,991	¥2,633
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	8	456	0
Credit loss for which an other-than-temporary impairment was previously recognized	239	282	49
Reduction during the period:
For securities sold or redeemed	(3,609)	(44)	(604)
Due to change in intent to sell or requirement to sell	(2,456)	(52)	(665)

Ending	¥1,991	¥2,633	¥1,413

The Company and its subsidiaries recorded other-than-temporary impairments related to the non-credit losses arising from foregoing debt securities for CMBS and RMBS in the Americas. These impairments included the amount of unrealized gains or losses for the changes in fair value of the debt securities after recognition of other-than-temporary impairments in earnings. As of March 31, 2014, an unrealized gain of ¥59 million and an unrealized loss of ¥102 million, before taxes, were included and an unrealized gain of ¥38 million and an unrealized loss of ¥65 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2015, an unrealized gain of ¥234 million and an unrealized loss of ¥58 million, before taxes, were included and an unrealized gain of ¥149 million and an unrealized loss of ¥37 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2016, an unrealized gain of ¥61 million and an unrealized loss of ¥6 million, before taxes, were included and an unrealized gain of ¥39 million and an unrealized loss of ¥4 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income.

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held as of March 31, 2016:

Available-for-sale securities held as of March 31, 2016:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥98,357	¥99,607
Due after one to five years	386,050	388,102
Due after five to ten years	375,770	387,105
Due after ten years	337,684	361,731

	¥1,197,861	¥1,236,545

Held-to-maturity securities held as of March 31, 2016:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥294	¥294
Due after ten years	114,564	145,226

	¥114,858	¥145,520

Securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥12,393 million, ¥12,391 million and ¥12,712 million for fiscal 2014, 2015 and 2016, respectively.

The Company and a certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and it was not probable the Company and a certain foreign subsidiary were able to recover all contractual amounts of those debt securities. In accordance with the provision of ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”) and ASC 320 (“Investments”), the Company and the subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the Company and a certain foreign subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the Company and the subsidiary determine a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. For a debt security for which an other-than-temporary impairment is considered to have occurred, the Company and the subsidiary recognize the entire difference between the amortized cost and the fair value in earnings if the Company and the subsidiary intend to sell the debt security or it is more likely than not that the Company and the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and the subsidiary do not intend to sell the debt security and it is not more likely than not that the Company and the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and the subsidiary separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes. The carrying amounts and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥851 million and ¥5,595 million as of March 31, 2015, and ¥319 million and ¥1,057 million as of March 31, 2016. The outstanding balance of accretable yield was ¥996 million and ¥743 million as of March 31, 2015 and 2016, respectively.